Acquisitions, Investments and Disposals - Schedule of Goodwill Arising on Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill Balance	$ 1,049,514	[1]	$ 884,199		$ 894,374
Acquisition of Cognor, Steel segment	61,949
Acquisition of DEMP, Steel segment			205,522
Acquisition of TPP Rousse, Energy segment					85,232
Acquisition of Lomprom, Steel segment	12,830
Acquisition of other subsidiaries			5,678
Acquisition of Ramateks, Steel segment					2,420
Goodwill Impairment	(363,640)
Acquisition of other subsidiaries, Steel segment					2,371
Discontinued operation-TPP Rousse (Note 3(e)), Steel segment					(85,361)
Goodwill Translation difference	38,194		(45,885)		(14,837)
Goodwill Balance	$ 798,847	[1]	$ 1,049,514	[1]	$ 884,199

[1]	See Note 3(h)